10-Q Share-based compensation - Schedule of share-based payment arrangement expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based payment arrangements
Share-based compensation	$ 9,664	$ 4,624	$ 35,736	$ 25,696	$ 20,010
Stock options
Share-based payment arrangements
Share-based compensation	1,659	1,850	8,268	9,374	7,591
Performance stock units
Share-based payment arrangements
Share-based compensation	3,789	510	10,660	1,705	501
Restricted stock units
Share-based payment arrangements
Share-based compensation	$ 4,216	$ 2,264	$ 11,779	$ 14,617	$ 11,918